Equity-Accounted Joint Ventures - Yamal LNG Joint Venture - Additional Information (Details) $ in Millions	Dec. 31, 2022 USD ($) vessel lease	Dec. 31, 2021 USD ($) lease
Schedule of Equity Method Investments [Line Items]
Number of vessels | lease	9
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
LNG carriers
Schedule of Equity Method Investments [Line Items]
Number of vessels | lease	9	9
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Guarantor obligations, maximum exposure, undiscounted | $	$ 660.8	$ 736.7
Number of vessels | vessel	6
Carrying value of guarantee liability | $	$ 0.5	$ 1.5
Yamal LNG Joint Venture | LNG carriers
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	6
Yamal LNG Joint Venture | China LNG
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%